Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Xos, Inc. [Member]
Redeemable Convertible Preferred Stock [Line Items]
Redeemable Convertible Preferred Stock

Note 8. Redeemable Convertible Preferred Stock

During the fourth quarter of 2020, the Company executed a financing round and issued Series A preferred shares (the “2020 Series A Financing”). The 2020 Series A Financing included the authorization of 25,794,475 shares of preferred stock in classes A through A-10. Class A was allocated to investors who contributed new money to the Company, while Class A-1 through A-10 were issued in exchange to convertible note holders. As part of this raise, 1,411,764 preferred shares Class A and one warrant exercisable for 319,411 of preferred Class A shares were issued for aggregate cash proceeds of $9,570 and a subscription receivable for $2,430. As a result of this transaction and other transactions with the Company’s common stock, the Company had outstanding subscription receivable balances of $2,810, $364 and none as of December 31, 2020, 2019 and 2018, respectively. Such subscription receivable balances have been presented net of additional paid in capital in these financial statements. Subsequent to year-end, the Company issued an additional 3,739,846 Class A shares raising $31,759 in cash proceeds, and the conversion of the $30 SAFE Note. This transaction triggered a contractual conversion of all of the convertible debt and accrued interest into preferred stock issuing shares in Class A-1 through A-10.

Each share of Company Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing (i) the original issue price for the applicable share series by (ii) the conversion price applicable to such series of Preferred Stock, as may be adjusted as set forth in the Company’s Restated Certificate of Incorporation. Each share of Preferred Stock is automatically converted into shares of Common Stock at the conversion rate in effect for such series immediately upon the earlier of (i) a qualified public offering, (ii) a special-purpose acquisition vehicle (SPAC)

transaction or (iii) the date or occurrence of an event specified by vote, written consent, or agreement of the majority of holders of then-outstanding shares of preferred stock (voting together as a single class on an as-converted basis). Each share of Company Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing (i) the original issue price for the applicable share series by (ii) the conversion price applicable to such series of Preferred Stock, as may be adjusted as set forth in the Company’s Restated Certificate of Incorporation. Each share of Preferred Stock is automatically converted into shares of Common Stock at the conversion rate in effect for such series immediately upon the earlier of (i) a qualified public offering, (ii) a special-purpose acquisition vehicle (SPAC) transaction or (iii) the date or occurrence of an event specified by vote, written consent, or agreement of the majority of holders of then-outstanding shares of preferred stock (voting together as a single class on an as-converted basis).

The preferred shares issued as part of this financing include shares in Class A through A-10 shares. All of these preferred classes include an 8% dividend rate and include preferential treatment to common shares upon liquidation. Only Class A, A-2, and A-10 contain voting rights.

The Company had one warrant outstanding at December 31, 2020. The warrant has a five-year expiration and allows for the call of 319,411 shares of Preferred A stock at an exercise price of $8.50 per share. The valuation of the warrant was calculated using a Black-Scholes option pricing model using the following assumptions:

Expected dividend yield	0%
Standard deviation of share price	0.80
Expected term	5 years
Risk-free interest rate	0.36%
Grant-date fair value (estimated)	$ 8.50

The above factors calculate the value of one option at $5.35, with a resulting value for the 319,411 options of $1,707. The Company has classified this warrant as a liability based on the guidance of ASC 480-10-55-33.

Since the preferred shares may be redeemed concurrent with deemed liquidation events, but are not mandatorily redeemable, the redeemable preferred shares have been classified as outside permanent equity. The preferred shares have a liquidation preference and ranks senior to the Company’s Common Stock, with respect to any distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary. The holders of the preferred shares issued (A, A-2, and A-10) have voting rights.

None of the preferred shares issued are registered under the Securities Act. Each of the Stockholders who received shares of Series A Preferred Shares are an accredited investor. The issuance of the shares to Stockholders is exempt from the registration requirements of the Act in reliance on an exemption from registration provided by Section 4(2) of the Act.

Based on the terms of the Series A preferred shares, if certain fundamental transactions were to occur, the Series A Preferred Shares would require redemption, which precludes permanent equity classification on the accompanying consolidated Balance Sheet.